Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment completed to address comments provided by Division of Corporation Finance of the Securities and Exchange Commission with respect to the Company's registration statement on Form S-4. Amendment also includes second quarter financial statements.
Document Period End Date	Jun. 30, 2014
Trading Symbol	LAMR
Entity Registrant Name	LAMAR MEDIA CORP/DE
Entity Central Index Key	0000899045
Entity Filer Category	Non-accelerated Filer